Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure Of Warrant Activity [Line Items]
Beginning balance	4,621,154
Granted during the period	189,625
Exercised during the period	(317,825)
Forfeited during the period	(13,263)
Expired during the period	0
Ending balance	4,479,691
Vested at the balance sheet date	2,248,000
Beginning balance	€ 17.62
Granted during the period	49.34
Exercised during the period	11.16
Forfeited during the period	24.24
Expired during the period	0
Ending balance	19.40
Vested at the balance sheet date	€ 13.48